Fixed Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 264,928	$ 252,684
Less: accumulated depreciation	(74,981)	(62,914)
Net book value	189,947	189,770
Depreciation expense	11,993	13,643	$ 16,374
Office building [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	194,067	182,799
Computer equipment (including servers) [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	37,617	38,153
Leasehold and building improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	27,685	26,674
Office furniture [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	3,537	3,467
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 2,022	$ 1,591